Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

The Company’s cash and cash equivalents balance at December 31, 2024 and 2023, is denominated in the following currencies:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
US Dollars	117,638	113,190
New Israeli Shekels	5,243	2,795
Other currencies	3,343	3,983

	126,224	119,968